BORROWINGS - Short-term narrative (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2022		Dec. 31, 2021
BORROWINGS
Short-term loans interest rate		3.10%		3.28%
Short-term borrowings		¥ 12,419,170	[1]	¥ 13,339,367
Amount of short-term bank borrowings guaranteed or collateralized		4,439,000
Long-term borrowings-current portion		2,102,456		1,371,540
Trade Accounts Receivable
BORROWINGS
Pledged assets separately reported, other assets pledged as collateral, at fair value		1,006,000
Guaranteed by Agricultural Bank of China Shangrao Guangxin Branch
BORROWINGS
Short-term borrowings	[2]	20,197
Guaranteed by China Export & Credit Insurance Corporation
BORROWINGS
Short-term borrowings		25,312
Financings associated with failed sale lease back transactions
BORROWINGS
Long-term borrowings-current portion		1,463,000
Current portion of debt		1,132,645		¥ 1,272,284
Loans denominated and repayable in EURO
BORROWINGS
Short-term borrowings		2,186,000
Loans denominated and repayable in USD
BORROWINGS
Short-term borrowings		1,002,000
Loans denominated and repayable in JPY
BORROWINGS
Short-term borrowings		120,000
Land Use Rights
BORROWINGS
Pledged assets separately reported, other assets pledged as collateral, at fair value		169,000
Land Use Rights | Loan Six | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		95,000
Buildings
BORROWINGS
Pledged assets separately reported, other assets pledged as collateral, at fair value		1,102,000
Equipment
BORROWINGS
Pledged assets separately reported, other assets pledged as collateral, at fair value		4,108,000
Inventories
BORROWINGS
Pledged assets separately reported, other assets pledged as collateral, at fair value		2,809,000
Inventories | Loan Three | Collateral Pledged.
BORROWINGS
Short-term borrowings		120,000
Inventories | Loan Four | Guaranteed by affiliate | Trade Accounts Receivable
BORROWINGS
Short-term borrowings		528,000
Building and Equipment | Loan Five | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		329,000
JinkoSolar Holding | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		256,000
JinkoSolar Holding | Loan Seven | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		120,000
Jinkosolar Holding and Shareholders | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		167,000
Jiangxi Jinko | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		50,000
Jiangxi Jinko | Loan Seven | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		288,000
Guaranteed by Jiangxi Jinko | Guaranteed by Agricultural Bank of China Shangrao Guangxin Branch
BORROWINGS
Short-term borrowings		1,943,000
Zhejiang Jinko | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		1,330,000
JinkoSolar Holding and Zhejiang Jinko | Loan Seven | Guaranteed by affiliate
BORROWINGS
Short-term borrowings		100,000
Credit Loans
BORROWINGS
Short-term borrowings	[3]	4,055,137
Letter of Credit
BORROWINGS
Short-term borrowings	[3]	¥ 2,792,460

[1]	RMB120 million collateralized on the account receivables and inventories of the Group, RMB528 million collateralized on the Group’s certain building and equipment, including RMB329 million which were also collateralized on the Group’s certain land use rights, RMB95 million were also collateralized on the Group’s certain land use rights and inventories.
[2]	Borrowings of RMB256 million guaranteed by JinkoSolar Holding, RMB167 million guaranteed by JinkoSolar Holding and certain shareholders of the Group, RMB50 million
[3]	As of December 31, 2022, the Group had short-term bank borrowings of RMB4,055 million credit loans, and RMB2,792 million letter of credit loans. The remaining short-term bank borrowings of RMB4,439 million were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following: